Note 14 - Other Non-Current Assets - Components of Non-Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Prepaid commission	$ 17,101
Income taxes recoverable	2,336
Other	550
	$ 19,987